Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-02-22	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Feb. 22, 2023
Erroneous Compensation Analysis [Text Block]	In accordance with recent Securities and Exchange Commission and New York Stock Exchange requirements, on February 22, 2023, the Company’s Board of Directors unanimously adopted a Compensation Recoupment Policy (the Clawback Policy). Among other items, the Clawback Policy covers the Company’s ability to recoup compensation, including time-vesting equity awards, in the event of a restatement, regardless of whether the executive was at fault or not and is intended to be fully compliant with all requirements of the Securities and Exchange Commission and the New York Stock Exchange.